Hennessy Focus Fund (First Prospectus Summary) | Hennessy Focus Fund
HENNESSY FOCUS FUND
Investment Objective
The Hennessy Focus Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Focus Fund Investor Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Focus Fund Investor Class
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.24%
Total Annual Fund Operating Expenses		1.39%
[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Focus Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Focus Fund Investor Class	142	440	761	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the predecessor to the Fund, the FBR Focus
Fund, a series of The FBR Funds (the "Predecessor Focus Fund"), had a portfolio turnover rate of 13% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments. The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund's strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders' equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates. Once a potential investment is identified, the
Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company's intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments: Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions: The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments: The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Performance Information
The Fund is the successor to the Predecessor Focus Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.
The performance information provided for the periods on or prior to October 26,
2012 is historical information for the Predecessor Focus Fund's Investor Class shares. The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc.
and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 2000
Index, a broad measure of market performance. For additional information on this index, please see "Index Descriptions" in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy. Performance may be higher or lower in the future. Updated performance information is available on the Fund's website
(http://www.hennessyfunds.com).
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was
-16.38% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Focus Fund's Investor Class through
September 30, 2012 is 9.65%.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns Hennessy Focus Fund	Label	1 Year	5 Years	10 Years
Investor Class	Return Before Taxes	3.63%	3.32%	11.71%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	2.00%	2.38%	11.12%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	4.43%	2.65%	10.37%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.